Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	3,058,511
Proposed Maximum Offering Price per Unit | $ / shares	188
Maximum Aggregate Offering Price	$ 575,000,068
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,032.51
Offering Note
(1)
The filing fee is calculated in accordance with 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (Registration No. 333-289489) filed on August 11, 2025 (the "Registration Statement").  This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.

(2)	Assumes exercise in full of the underwriters’ option to purchase 398,936 additional shares.